RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Brookfield Renewable’s related party transactions are recorded at the exchange amount and are primarily with Brookfield.
Brookfield Renewable and Brookfield have entered into, or amended, the following material agreements:
Principal Agreements
Limited Partnership Agreements
Each of the amended and restated limited partnership agreements of Brookfield Renewable and BRELP outline the key terms of the partnerships, including provisions relating to management, protections for limited partners, capital contributions, distributions and allocation of income and losses. BRELP’s general partner is entitled to receive incentive distributions from BRELP as a result of its ownership of the general partnership interest in BRELP. The incentive distributions are to be calculated in increments based on the amount by which quarterly distributions on the limited partnership units of BRELP exceed specified target levels as set forth in the amended and restated partnership agreement.
Master Services Agreement
Brookfield Renewable entered into an agreement with Brookfield Corporation pursuant to which Brookfield Corporation has agreed to provide oversight of the business and provide the services of senior officers to Brookfield Renewable for a management service fee. The fee is paid on a quarterly basis and has a fixed quarterly component of $5 million and a variable component calculated as a percentage of the increase in the total capitalization value of Brookfield Renewable over an initial reference value (subject to an annual escalation by a specified inflation factor beginning on January 1, 2013). Total capitalization value as of December 31, 2023 is $22 billion, which against the initial reference value of $8 billion and factoring in the annual amount of $26 million (as adjusted for inflation), resulted in a management service fee payment for the year ended December 31, 2023 of $205 million (2022: $243 million and 2021: $288 million).
Relationship Agreement
Since inception, Brookfield Renewable has had a Relationship Agreement with Brookfield pursuant to which Brookfield has agreed, subject to certain exceptions, that Brookfield Renewable will serve as its primary vehicle through which it will directly or indirectly, acquire renewable power assets on a global basis.
BRELP Voting Agreement
In 2011, Brookfield Renewable entered into a voting agreement with Brookfield pursuant to which Brookfield Renewable, through BRPL, has a number of voting rights, including the right to direct all eligible votes in the election of the directors of BRELP’s general partner.
Power Services Agreements
Power Agency Agreements
Certain Brookfield Renewable subsidiaries entered into Power Agency Agreements appointing Brookfield as their exclusive agent in respect of the sale of electricity, including the procurement of transmission and other additional services. In addition, Brookfield scheduled, dispatched and arranged for transmission of the power produced and the power supplied to third-parties in accordance with prudent industry practice. Pursuant to each Agreement, Brookfield was entitled to be reimbursed for any third party costs incurred, and, in certain cases, received an additional fee for its services in connection with the sale of power and for providing the other services.
On closing of the Energy Marketing Internalization, all Power Agency Agreements were transferred by Brookfield to Brookfield Renewable.
Revenue Agreements
Contract Amendments
In the first quarter of 2021, two long-term power purchase agreements for sale of energy generated by hydroelectric facilities owned by Great Lakes Power Limited (“GLPL”) and Mississagi Power Trust (“MPT”) were amended and Brookfield’s third-party power purchase agreements associated the sale energy generated by GLPL and MPT were reassigned.
Historically, the power purchase agreements required Brookfield to purchase energy generated by GLPL and MPT at an average price of C$100 per MWh and C$127 per MWh, respectively, both subject to an annual adjustment equal to a 3% fixed rate. The GLPL and MPT contracts with Brookfield each had an initial term to December 1, 2029, and Brookfield Renewable will have an option to extend a fixed price commitment to GLPL from Brookfield through 2044 at a price of C$60 per MWh. There were no changes to the terms following the assignment of the third-party power purchase agreements from Brookfield to GLPL and MPT.
There were no amendments to or termination of the agreement that gives Brookfield Renewable the option to extend a fixed price commitment to GLPL from Brookfield from December 1, 2029 through 2044 at a price of C$60 per MWh.
Energy Revenue Agreement
In 2018, the energy revenue agreement between Brookfield and several entities owned by Brookfield Renewable was effectively amended.
Brookfield will support the price that Brookfield Renewable receives for energy generated by certain facilities in the United States at a price $75 per MWh. This price is to be increased annually on January 1 until 2021 by an amount equal to 40% of the increase in the CPI during the previous calendar year, but not exceeding an increase of 3% in any calendar year. The price will be reduced by $3 per MWh per year from 2021 to 2025 and then further reduced by $5.03 per MWh in 2026. The energy revenue agreement will terminate in 2046 and provides Brookfield the right to terminate the agreement in 2036.
Other Revenue Agreements
Pursuant to a power guarantee agreement, Brookfield purchased all energy from the two facilities of Hydro Pontiac Inc. at a price of C$68 per MWh, increased annually each calendar year beginning in 2010 by an amount equal to 40% of the increase in the CPI during the previous calendar year. This power guarantee agreement was scheduled to commence in 2019 for one facility and in 2020 for the other, upon the expiration of existing third-party power agreements. The agreement with Brookfield had an initial term to 2029 and automatically renewed for a successive 20-year period with certain termination provisions. On closing of the Energy Marketing Internalization, the power guarantee agreement with Hydro Pontiac Inc. was transferred to Brookfield Renewable.
In addition, Brookfield Renewable from time to time may enter into other power purchase agreements with Brookfield and its subsidiaries to deliver electricity, attributes related to generation and other related services. These agreements are typically entered into at market rates.
Voting Agreements
Brookfield Renewable entered into voting agreements with Brookfield whereby Brookfield, as managing member of entities related to the Brookfield Americas Infrastructure Fund (the “BAIF Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional partners, agreed to assign to Brookfield Renewable their voting rights to elect the Boards of Directors of the BAIF Entities. Brookfield Renewable’s economic interests in the BAIF Entities in the United States and Brazil are 22% and 25%, respectively.
Brookfield Renewable entered into voting agreements with certain Brookfield subsidiaries whereby these subsidiaries, as managing members of entities related to Brookfield Infrastructure Fund II (the “BIF II Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional partners, agreed to provide to Brookfield Renewable the authority to direct the election of the Boards of Directors of the BIF II Entities. Brookfield Renewable’s economic interests in the BIF II Entities are between 40% and 50.1%.
Except as set out below in respect to TerraForm Power and Isagen, Brookfield Renewable entered into voting agreements with certain Brookfield subsidiaries as managing members of entities related to Brookfield Infrastructure Fund III (the “BIF III Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional partners, Brookfield agreed to provide to Brookfield Renewable the authority to direct the election of the Boards of Directors of the BIF III Entities. Brookfield Renewable’s economic interests in the BIF III Entities are between 23% and 31%.
Brookfield Renewable holds its interest in its Colombian operations as part of a consortium. The consortium in turn holds its interest in Isagen through an entity (“Hydro Holdings”) which is entitled to appoint a majority of the board of directors of Isagen. The general partner of Hydro Holdings is a controlled subsidiary of Brookfield Renewable. Brookfield Renewable is entitled to appoint a majority of Hydro Holdings’ board of directors, provided that Brookfield Corporation and its subsidiaries (including Brookfield Renewable) collectively are (i) the largest holder of Hydro Holdings’ limited partnership interests, and (ii) hold over 30% of Hydro Holdings’ limited partnership interests. Brookfield Renewable currently meets this ownership test and is entitled to appoint a majority of the board of directors.
Simultaneously with the completion of the TerraForm Power acquisition, Brookfield Renewable entered into voting agreements with a controlled affiliate of Brookfield to transfer the power to vote their respective shares held of TerraForm Power to Brookfield Renewable. As a result, Brookfield Renewable controls and consolidates TerraForm Power.
Brookfield Renewable entered into voting agreements with certain Brookfield subsidiaries whereby these subsidiaries, as managing members of entities related to Brookfield Infrastructure Fund IV (the “BIF IV Entities”) and Brookfield Infrastructure Fund V (the “BIF V Entities”) in which Brookfield Renewable holds investments in power generating operations with institutional partners, agreed to provide to Brookfield Renewable the authority to direct the election of the Boards of Directors of the BIF IV Entities. Brookfield Renewable’s economic interests in the BIF IV Entities is 25% and expects to hold on average 25% in BIF V Entities.
Brookfield Renewable entered into voting agreements with certain Brookfield subsidiaries whereby these subsidiaries, as managing members of entities related to Brookfield Global Transition Fund (the “BGTF Entities”) and Brookfield Global Transition Fund II (the “BGTF II Entities”), agreed to provide to Brookfield Renewable the authority to direct the election of the Boards of Directors of the BGTF Entities, giving Brookfield Renewable control or significant influence over the entities that own certain renewable power and sustainable solution investments with institutional partners. Brookfield Renewable’s economic interest in BGTF I Entities is 20% and expects to hold 20% in BGTF II Entities.
Brookfield Renewable entered into a voting agreement with Brookfield to gain control of BGTF Finco LLC, the primary borrower under the Brookfield Global Transition Fund subscription facility. The voting agreements provide Brookfield Renewable with control and accordingly, Brookfield Renewable consolidates the accounts of this entity.
Other Agreements
Credit facilities and funds on deposit
Brookfield Corporation has provided a $400 million committed unsecured revolving credit facility maturing in December 2024 and the draws bear interest at the Secured Overnight Financing Rate plus a margin. As at December 31, 2023, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Corporation. Brookfield Corporation may from time to time place funds on deposit with Brookfield Renewable which are repayable on demand including any interest accrued. There were nil funds placed on deposit with Brookfield Renewable as at December 31, 2023 (2022: nil). The interest expense on the deposit and draws from the credit facility for the year ended December 31, 2023 totaled nil (2022: nil and 2021: $2 million).
Brookfield Renewable participates with institutional partners in Brookfield Americas Infrastructure Fund, Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV, Brookfield Infrastructure Fund V, Brookfield Infrastructure Income Fund, Brookfield Global Transition Fund, Brookfield Global Transition Fund II, and Brookfield Infrastructure Debt Fund (“Private Funds”), each of which is a Brookfield sponsored fund, and in connection therewith, Brookfield Renewable, together with its institutional partners, has access to financing using the Private Funds’ credit facilities.
From time to time Brookfield Reinsurance and its related entities may participate in capital raises undertaken by Brookfield Renewable. These financings are typically provided at the market rates and as at December 31, 2023, $101 million of non-recourse borrowings (2022: $93 million) and $8 million of corporate borrowings (2022: $7 million) were due to Brookfield Reinsurance. Brookfield Reinsurance has also subscribed to tax equity financing of $2 million (2022: $3 million) and preferred limited partners equity of $11 million (2022: $11 million). As at December 31, 2023, Brookfield Renewable had $450 million (2022: $321 million) of borrowings from Brookfield Reinsurance classified as due to related party.
Subsidiaries of Brookfield Reinsurance may from time to time decide to participate in Brookfield Renewable’s equity offerings. For example, in June 2023, a subsidiary of Brookfield Reinsurance participated in a private placement of LP units. Refer to Note 16 Limited partners’ equity for from more details.
TERP Ownership Transfer
On December 28, 2023 a subsidiary of Brookfield Renewable transferred 13.75% of its interest in TerraForm Power to BEPC, a consolidated subsidiary. The intercompany transfer had no net impact to Brookfield Renewable’s financial statements. Brookfield Renewable continues to control and consolidate Terraform Power and there was no impact to its economic ownership. In conjunction with the transfer, Terraform Power declared a non-cash dividend to its shareholders resulting in a decrease of $483 million in Equity and an increase in due to related parties of $483 million.
Other Agreements
In 2011, on formation of Brookfield Renewable, Brookfield transferred certain development projects to Brookfield Renewable for no upfront consideration but is entitled to receive variable consideration on commercial operation or sale of these projects.
On November 7, 2023, Brookfield Renewable, together with institutional partners, through a strategic partnership with Cameco Corporation, acquired 100% of Westinghouse, one of the world’s largest nuclear services businesses, from our affiliate Brookfield Business Partners L.P. and its institutional partners, for $4.37 billion ($442 million net to Brookfield Renewable). Brookfield Renewable, together with institutional partners, own an aggregate 51% interest (10.11% net to Brookfield Renewable) with Cameco owning 49%. Refer to Note 3 - Acquisitions for more details.
On December 29, 2023, a subsidiary of Brookfield transferred its indirect 8% economic interest in a greenhouse gas monitoring and ESG certification software investment that it held through Brookfield Technology Growth Partners III to Brookfield Renewable for $20 million. The investment is recognized as a financial instrument on the statement of financial position.
The following table reflects the related party agreements and transactions in the consolidated statements of income (loss), for the years ended December 31:

(MILLIONS)	2023	2022	2021
Revenues
Power purchase and revenue agreements	$14	$21	$103

Direct operating costs
Energy marketing fee & other services	(5)	(1)	(8)
Insurance services(1)	—	—	(26)

Interest expense
Borrowings	$(35)	$—	$(2)
Contract balance accretion	(26)	(20)	(21)
	$(61)	$(20)	$(23)

Other
Distribution income	$8	$—	$—
Other related party services	$3	$(5)	$(4)
Financial instrument gain/(loss)	$21	$5	$—

Management service costs	$(205)	$(243)	$(288)
(1)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Corporation. The fees paid to the subsidiaries of Brookfield Corporation in 2023 were nil (2022 was nil and 2021: was nil). As of November 2021, Brookfield, through a regulated subsidiary, began providing insurance coverage through third-party commercial insurers for the benefits of certain entities in North America. The premiums and claims paid are not included in the table above.
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position as at December 31:

(MILLIONS)	Related party	2023	2022
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$61	$54

Due from related parties
Amounts due from	Brookfield(1)	1,386	105
	Equity-accounted investments and other	57	18
		1,443	123
Non-current assets
Financial instrument assets	Brookfield	170	395

Other long-term assets
Contract asset	Brookfield	314	341

Due from related parties
	Equity-accounted investments and other	135	128
Current liabilities
Contract Liability	Brookfield	35	24

Financial instrument liabilities	Brookfield Reinsurance	2	3

Due to related parties
Amounts due to	Brookfield(1)	541	205
	Equity-accounted investments and other	13	24
	Brookfield Reinsurance	242	321
Accrued distributions payable on LP units, BEPC exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	39	38
		835	588
Non-current liabilities
Financial instrument liabilities	Brookfield Reinsurance	2	3

Due to related parties
Amounts due to	Brookfield(2)	496	—
	Equity-accounted investments and other	209	1
		705	1
Corporate borrowings	Brookfield Reinsurance	8	7

Non-recourse borrowings	Brookfield Reinsurance and associates	101	93

Other long-term liabilities
Contract liability	Brookfield	680	662

Equity
Preferred limited partners equity	Brookfield Reinsurance and associates	$11	11
(1)Includes receivables of $1,328 million (2022: $45 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes payables of $6 million (2022: $39 million), $81 million (2022: $64 million), and $307 million (2022: nil) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund, and Brookfield Global Transition Fund II credit facilities, respectively.
Current assets
Amounts due from Brookfield are non-interest bearing, unsecured and due on demand.
Current liabilities
Amounts due to Brookfield are unsecured, payable on demand and relate to recurring transactions.